SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Operating Lease Liabilities And Right Of Use Assets
Current portion	$ 1,451,725	$ 1,233,892
Long term portion	200,306	410,572
Total operating lease liabilities	$ 1,652,031	$ 1,644,464